Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021	[1]
Disclosure of detailed information about intangible assets [line items]
Cash Consideration	$ 0	$ 227	[1]	$ 0
Brand name[member]
Disclosure of detailed information about intangible assets [line items]
Cash Consideration		177
Developed technology [member] | Policy Pal [Member]
Disclosure of detailed information about intangible assets [line items]
Cash Consideration		50
Total consideration amount		151
Consideration settled in shares value		$ 101
Number of ordinary shares		619

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.